Financial instruments and related disclosures - Summary of Financial Assets and Non Financial Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets and non financial assets [Line Items]
Trade and other receivables (Note 24)	£ 6,000	£ 6,026
Other non-current assets (Note 22)	1,413	1,199
Financial assets	10,906	11,987
Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [Line Items]
Trade and other receivables (Note 24)	6,000	6,026
Other non-current assets (Note 22)	1,413	1,199
Financial assets	7,413	7,225
Financial Assets at Fair Value Through Profit or Loss, Category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [Line Items]
Trade and other receivables (Note 24)	42
Other non-current assets (Note 22)	464	361
Financial assets	506	361
Loans and Receivables, Category [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [Line Items]
Trade and other receivables (Note 24)	5,148	5,135
Other non-current assets (Note 22)	347	364
Financial assets	5,495	5,499
Financial Instruments [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [Line Items]
Trade and other receivables (Note 24)	5,190	5,135
Other non-current assets (Note 22)	811	725
Financial assets	6,001	5,860
Non Financial Instruments [member] | Trade and Other Receivables and Certain Other Non-current Assets in Scope of IAS 39 [member]
Disclosure of financial assets and non financial assets [Line Items]
Trade and other receivables (Note 24)	810	891
Other non-current assets (Note 22)	602	474
Financial assets	£ 1,412	£ 1,365